GS Mortgage-Backed Securities Trust 2024-HE1 - ABS-15G

Exhibit 99.3 - Schedule 4

Seller / Servicer Loan Number	GS Loan Number	Redacted ID	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to Predatory	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX	503551612	XXXX	2	0	2	*** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) FACT ACT Disclosure Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX:

There is no evidence in the file that the home equity brochure entitled "What You Should Know
About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth
In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXXX

The loan file does not contain the FACT ACT Disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated
										more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).				XXXX		3	1	XXXX	XXXX				0
XXXX	989200324	XXXX	2	0	2	*** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) FACT ACT Disclosure Missing:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: 2019-02-12:

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: 2019-02-12:

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: 2019-02-12:

										The loan file does not contain the FACT ACT Disclosure.				XXXX		3	99	XXXX	XXXX				0
XXXX	255377941	XXXX	3	0	3	*** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Upheld) Inaccurate Mortgage:- EV3 *** (Acknowledged) State Rules Violation:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Upheld) Compliance

COMMENT: XXXX

The Mortgage was not completed accurately due to missing the Exhibit A - legal description.

Response 1XXXX
XXXX Agrees with the Finding

Buyer Comment 1 XXXX
To Reprice; XXXX Unable To Cure

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the home loan grace period test. (XX AB 75, § 4. d.) , (XX SB 279, § 3.) The home loan charges a late payment fee assessed on a payment past due for 1 days, which is less than the allowed minimum of 15 days.				XXXX		99	99	XXXX	XXXX				0
XXXX	429563590	XXXX	2	0	2	*** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

										The Title Policy and/or Commitment is missing from the Loan file.				XXXX		3	99	XXXX	XXXX				0
XXXX	424682660	XXXX	2	0	2	*** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).				XXXX		3	99	XXXX	XXXX				0
XXXX	772099655	XXXX	2	0	2	*** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX:

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of (IL) allows for a minimum (10) day grace period, the loan has a (1) day grace period. The loan fails the grace period test by (9) days.				XXXX		3	1	XXXX	XXXX				0
XXXX	969348768	XXXX	2	0	2	*** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT:XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).				XXXX		3	1	XXXX	XXXX				0
XXXX	815513128	XXXX	2	0	2	*** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: 2019-02-12:

										The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).				XXXX		3	1	XXXX	XXXX				0
XXXX	422607321	XXXX	2	0	2	*** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 10 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 9 days.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

Response 2 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

										The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).				XXXX		3	1	XXXX	XXXX				0
XXXX	539864913	XXXX	2	0	2	*** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Acknowledged) Compliance

COMMENT:XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

Response 2 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum (10) day grace period, the loan has a (1) day grace period. The loan fails the grace period test by (9) days.				XXXX		2	1	XXXX	XXXX				0
XXXX	549818357	XXXX	2	0	2	*** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).				XXXX		2	1	XXXX	XXXX				0
XXXX	968426098	XXXX	2	0	2	*** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT:XXXX

There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 15 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 14 days.				XXXX		2	1	XXXX	XXXX				0
XXXX	533557451	XXXX	2	0	2	*** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) State Rules Violation:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

This loan failed the grace period test. (XXXX SB 342 §56, NMSA §58-21A-4(K)(2)) The home loan assesses a late payment fee for a payment past due for less than 15 days.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

										The Initial loan application is missing from the loan file.				XXXX		3	1	XXXX	XXXX				0
XXXX	711073662	XXXX	2	0	2	*** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) State Rules Violation:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. ( XXXX SB 342 §56 , NMSA §58-21A-4(K)(2)). The home loan assesses a late payment fee for a payment past due for less than 15 days.				XXXX		2	1	XXXX	XXXX				0
XXXX	482315174	XXXX	2	0	2	*** (Acknowledged) FACT ACT Disclosure Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the FACT ACT Disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 10 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 9 days.				XXXX		3	1	XXXX	XXXX				0
XXXX	590145559	XXXX	2	0	2	*** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Resolved) State Rules Violation:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15USC 1640(e).

*** (Resolved) Compliance

COMMENT:XXXX

State Rules Violation. The loan is a "home loan" that contains provisions for a late payment charge imposed if the payment is past due for less than 10 days.

Response 1XXXX
										Lender is Federally Chartered, Federal Preemption applies.				XXXX		2	1	XXXX	XXXX				0
XXXX	987756833	XXXX	2	0	2	*** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Resolved) Inaccurate Mortgage:- EV1 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) State Rules Violation:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Resolved) Compliance

COMMENT: XXXX

The mortgage was not completed accurately. Missing notary date.

Response 1 XXXX
Upgraded to a 1. The State of Georgia does not require a Notary date.

Response 2 XXXX
XXXX Agrees with finding

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the home loan grace period test. (XXXX SB 53 7-6A-3(3)) The loan is a "home loan" that contains provisions for a late payment charge imposed if the payment is past due for less than 10 days.				XXXX		3	1	XXXX	XXXX				0
XXXX	868095921	XXXX	2	0	2	*** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 10 days grace period, the loan has a 1 day grace period. The loan fails the grace period test by 9 days.				XXXX		2	1	XXXX	XXXX				0
XXXX	981302216	XXXX	2	0	2	*** (Acknowledged) Missing Initial Application:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) Missing HOC Disclosure:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) NMLS:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

Response 1 XXXX
The disclosure is required to be present in the loan file. Disclosure not received Grade 2

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).				XXXX		2	1	XXXX	XXXX				0
XXXX	189313765	XXXX	2	0	2	*** (Acknowledged) Missing HOC Disclosure:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Resolved) Missing Initial HELOC Disclosure:- EV2 *** (Acknowledged) NMLS:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) State Testing ' Grace Period Test:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

Response 1XXXX
The disclosure is required to be present in the loan file. Disclosure not received Grade 2

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Resolved) Compliance

COMMENT: XXXX

The loan file does not contain the initial HELOC disclosure.

Response 1 XXXX
XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.

*** (Acknowledged) Compliance

COMMENT: XXXX

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

										This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 10 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 9 days.				XXXX		2	1	XXXX	XXXX				0
XXXX	833922438	XXXX	2	0	2	*** (Acknowledged) HELOC Brochure - Missing:- EV2 *** (Acknowledged) Missing Initial Application:- EV2 *** (Acknowledged) Missing HOC Disclosure:- EV2 *** (Acknowledged) Rescission Test > 36 Mos:- EV2 *** (Acknowledged) Missing Title Commitment / Title Policy:- EV2 *** (Acknowledged) Right to Rescind Missing > 36 Mos:- EV2 *** (Acknowledged) NMLS:- EV2 *** (Acknowledged) Missing Initial HELOC Disclosure:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

*** (Acknowledged) Compliance

COMMENT: XXXX

The Initial loan application is missing from the loan file.

*** (Acknowledged) Compliance

COMMENT:XXXX

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

*** (Acknowledged) Compliance

COMMENT: XXXX

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The Title Policy and/or Commitment is missing from the Loan file.

*** (Acknowledged) Compliance

COMMENT: XXXX

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Acknowledged) Compliance

COMMENT: XXXX

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

*** (Acknowledged) Compliance

COMMENT: XXXX

										The loan file does not contain the initial HELOC disclosure.				XXXX		3	1	XXXX	XXXX				0
	XXXX	874237119	XXXX	2	0			2	*** (Acknowledged) Mortgage Recording:- EV2	*** (Acknowledged) Compliance COMMENT: XXXX There is no evidence that the Mortgage was recorded. Response 1 XXXX XXXX finding Waived XXXX				XXXX		3	1	XXXX	XXXX				1
	XXXX	299656191	XXXX	2	0			2	*** (Resolved) Missing HOC Disclosure:- EV2	*** (Resolved) Compliance COMMENT: XXXX The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. Response 1 XXXX Missing HOC Disclosure grade 2				XXXX		3	1	XXXX	XXXX				1
	XXXX	536093711	XXXX	1	0			1	*** (Cleared) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Cleared) Compliance COMMENT: XXXX The loan is in compliance with all applicable laws and regulations.				XXXX		3	1	XXXX	XXXX				1
XXXX	629452601	XXXX	2	0	2	*** (Acknowledged) State Testing ' Grace Period Test:- EV2 *** (Acknowledged) State Testing ' Prepayment Penalty:- EV2	*** (Acknowledged) Compliance

COMMENT: XXXX

This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 15 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 14 days.

Response 1 XXXX
XXXX finding Waived XXXX

*** (Acknowledged) Compliance

COMMENT: XXXX

This loan failed the prepayment test. The loan has a prepayment term does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum 0 month prepayment term, the loan has a 24 prepayment term. The loan fails the prepayment test by 24 months.

Response 1 XXXX
										XXXX finding Waived XXXX				XXXX		3	1	XXXX	XXXX				1